Shareholders’ Equity (Details) - USD ($)																12 Months Ended
		Nov. 19, 2025	Nov. 06, 2025	Oct. 03, 2025	Sep. 23, 2025	Aug. 08, 2025	Jul. 31, 2025	Oct. 18, 2024	Feb. 08, 2024	Aug. 26, 2022	Feb. 11, 2021	Apr. 24, 2020	Apr. 02, 2020	Aug. 08, 2019	Feb. 22, 2019	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 01, 2025	Sep. 16, 2024	Apr. 03, 2020
Shareholders’ Equity [Line Items]
Ordinary shares, authorized (in Shares)															500,000,000
Ordinary shares, par value (in Dollars per share)															$ 0.0001
Total consideration
First reverse stock split, description												On April 24, 2020, the shareholders of the Company unanimously authorize another one-for-0.68 reverse stock split of the Company’s issued and outstanding ordinary shares (the “Second Reverse Stock Split”), which became effective on April 24, 2020.	On April 2, 2020, the shareholders of the Company unanimously authorize a one-for-0.88 reverse stock split of the Company’s outstanding and issued ordinary shares (the “First Reverse Stock Split”), which became effective on April 3, 2020.
Authorized share capital																$ 500,000
Issuance cost																56,873
Proceeds from warrant																7,643,162
Fair value warrants																1,692,423
Allocated value of warrants																919,936
Carrying amount of the warrant																910,593
Share-based compensation expenses																$ 322,386	972,743	$ 2,170,801
Non-controlling shareholders made capital contributions																		3,910,897
Non-controlling shareholders for consideration																	65,751
Statutory reserves, percentage																50.00%
Statutory reserves																$ 2,481,963	2,477,940
Warrant [Member]
Shareholders’ Equity [Line Items]
Issuance cost																$ 9,343
Osiris International Cayman Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued (in Shares)															999,999
Shareholders shares (in Shares)															1
Price per share (in Dollars per share)															$ 0.0001
GIOP BJ [Member]
Shareholders’ Equity [Line Items]
investment interest rate																75.00%
Yunqianyi [Member]
Shareholders’ Equity [Line Items]
investment interest rate																25.00%
Mezzanine Equity [Member]
Shareholders’ Equity [Line Items]
Redeemable non-controlling interest																	35,527,113
2025 Subscription Agreement [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share)		$ 1.23														$ 0.669
Net proceeds							$ 469,940
Issuance cost						$ 19,905	80,060
Purchase price per share (in Dollars per share)				$ 0.55	$ 0.55
Closing share price (in Dollars per share)				$ 1.33	$ 0.815
Expense amount						2,340,000	$ 265,000									$ 3,929,936
Proceeds from subscription						$ 1,630,095
Proceeds from warrant																5,543,127
2025 Subscription Agreement [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued (in Shares)			3,500,000
Restricted Share Units [Member]
Shareholders’ Equity [Line Items]
Share-based compensation expenses																322,386	$ 972,743	$ 2,170,801
Granted restricted shares (in Shares)										3,334,200
Restricted share percentage										25.00%
Percentage of restricted share units vested										75.00%
Vesting period										3 years
Grant date fair value (in Dollars per share)										$ 2
Share based compensation recognized										$ 6,668,400
Recognized over the service period										3 years
Weighted average grant date fair value of restricted share units (in Dollars per share)																$ 2	$ 2	$ 2
Fair value of restricted share units vested																$ 1,484,600	$ 1,484,600	$ 1,559,600
Sunrise Guizhou's [Member]
Shareholders’ Equity [Line Items]
Percentage of non-controlling interests																	1.45%
IPO [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)											$ 0.0001
Ordinary shares, issued (in Shares)											6,720,000
Price per share (in Dollars per share)											$ 4
Gross proceeds											$ 26,880,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)											$ 0.0001
Ordinary shares, issued (in Shares)											1,008,000
Price per share (in Dollars per share)											$ 4
Gross proceeds											$ 4,032,000
Net proceeds											$ 27,504,639
Statutory Reserves [Member]
Shareholders’ Equity [Line Items]
After-tax profits percentage																10.00%
Statutory reserves, percentage																50.00%	50.00%
Statutory reserves																$ 2,481,963	$ 2,477,940
First Reverse Stock Split [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Shares)																					28,000,000
Ordinary shares, outstanding (in Shares)																					28,000,000
Second Reverse Stock Split [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Shares)												24,640,000
Ordinary shares, outstanding (in Shares)												24,640,000
2022 Stock Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share)																$ 0.0001
Under the plan shares (in Shares)																3,679,200
2024 Stock Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share)									$ 0.0001
Under the plan shares (in Shares)									2,613,000
2025 Stock Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share)																			$ 0.0001
Under the plan shares (in Shares)																			4,000,000
Sunrise Guizhou [Member]
Shareholders’ Equity [Line Items]
Non-controlling shareholders made capital contributions																		3,910,897
EPOW [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued (in Shares)														27,000,000
Price per share (in Dollars per share)														$ 0.0001
Total consideration														$ 2,800
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized (in Shares)	[1]															3,500,000,000	3,500,000,000
Ordinary shares, par value (in Dollars per share)	[1]															$ 0.0001	$ 0.0001
Ordinary shares, issued (in Shares)		7,000,000
Ordinary shares issued (in Shares)	[1]															32,161,978	20,419,678
Ordinary shares, outstanding (in Shares)	[1]															32,161,978	20,419,678
Voting shares									1							1
Class A Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued (in Shares)		3,500,000
Price per share (in Dollars per share)		$ 0.8
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued (in Shares)	[2]																103,300
Total consideration	[2]																$ 10
Non-controlling shareholders made capital contributions	[2]
Class A Ordinary Shares [Member] | 2024 Subscription Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.0001
Ordinary shares, issued (in Shares)								103,300
Aggregate purchase price								$ 100,000
Class A Ordinary Shares [Member] | 2025 Subscription Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued (in Shares)						3,000,000	1,000,000
Total consideration			$ 5,600,000			$ 1,650,000	$ 550,000
Aggregate of shares (in Shares)			7,000,000
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized (in Shares)	[1]															1,500,000,000	1,500,000,000
Ordinary shares, par value (in Dollars per share)	[1]															$ 0.0001	$ 0.0001
Ordinary shares issued (in Shares)	[1]															6,567,272	6,567,272
Ordinary shares, outstanding (in Shares)	[1]															6,567,272	6,567,272
Voting shares									20							20
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued (in Shares)
Total consideration	[2]
Non-controlling shareholders made capital contributions	[2]
Ten Class A and Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)																				$ 0.0001
One Class A and Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)																				$ 0.001
Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized (in Shares)																500,000,000
Ordinary shares, par value (in Dollars per share)																$ 0.0001
Authorized share capital																$ 50,000
Minimum [Member] | First Reverse Stock Split [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, outstanding (in Shares)																					24,640,000
Minimum [Member] | Second Reverse Stock Split [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, outstanding (in Shares)												16,800,000
Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized (in Shares)																5,000,000,000
Ordinary shares, par value (in Dollars per share)																$ 0.0001
Authorized share capital																$ 500,000

[1]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 23).
[2]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 23).